Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RIVERNORTH FUNDS
Entity Central Index Key	0001370177
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000095455
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND
Class Name	CLASS I
Trading Symbol	RNSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnsix-rndlx/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class I	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Line Graph [Table Text Block]
Table Summary
	Class I - $147,061	Bloomberg U.S. Aggregate Bond Index - $118,348
3/31/2016	$100,000	$100,000
9/30/2016	$105,694	$102,682
3/31/2017	$107,487	$100,441
9/30/2017	$110,632	$102,757
3/31/2018	$110,141	$101,649
9/30/2018	$111,210	$101,507
3/31/2019	$114,930	$106,203
9/30/2019	$120,217	$111,959
3/31/2020	$112,723	$115,691
9/30/2020	$124,439	$119,779
3/31/2021	$130,017	$116,513
9/30/2021	$133,791	$118,706
3/31/2022	$127,949	$111,675
9/30/2022	$115,011	$101,376
3/31/2023	$120,438	$106,333
9/30/2023	$119,037	$102,029
3/31/2024	$130,597	$108,139
9/30/2024	$139,065	$113,832
3/31/2025	$140,646	$113,416
9/30/2025	$145,793	$117,115
3/31/2026	$147,061	$118,348

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
RiverNorth/DoubleLine Strategic Income Fund	6 months	1 Year	5 Year	10 Year
Class I	0.87%	4.56%	2.49%	3.93%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%

Holdings Count | Holding	1,306
Advisory Fees Paid, Amount	$ 4,219,429
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$995,345,275 # of Portfolio Holdings1,306 Portfolio Turnover Rate (Class I)24% Advisory Fees Paid$4,219,429
Holdings [Text Block]

STRATEGY ALLOCATION

As of March 31, 2026

(percentages are based on total investments)

Table Summary
Value	Value
DoubleLine Opportunistic Fixed Income	48.60%
DoubleLine Core Fixed Income	28.26%
Tactical Closed-End Fund Income Strategy (RiverNorth)	23.14%

SECTOR ALLOCATION

As of March 31, 2026

(percentages are based on net assets)

Table Summary
Value	Value
Agency MBS	24.37%
Non-Agency MBS	23.32%
Investment Co. Bonds	9.95%
CMBS	8.70%
High Yield	7.14%
US Government	6.53%
Investment Grade	4.41%
BDCs	3.82%
Cash	3.51%
Bank Loans	3.20%
Other	3.06%
Developed Foreign	1.23%
EM Debt	1.21%
Infrastructure	1.15%
Preferreds	0.50%
Muni/BAB	0.43%
Equity	0.10%
Convertibles	0.02%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000095454
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND
Class Name	CLASS R
Trading Symbol	RNDLX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnsix-rndlx/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class R	$59	1.18%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
Line Graph [Table Text Block]
Table Summary
	Class R - $14,349	Bloomberg U.S. Aggregate Bond Index - $11,835
3/31/2016	$10,000	$10,000
9/30/2016	$10,566	$10,268
3/31/2017	$10,731	$10,044
9/30/2017	$11,031	$10,276
3/31/2018	$10,968	$10,165
9/30/2018	$11,050	$10,151
3/31/2019	$11,416	$10,620
9/30/2019	$11,925	$11,196
3/31/2020	$11,169	$11,569
9/30/2020	$12,312	$11,978
3/31/2021	$12,847	$11,651
9/30/2021	$13,202	$11,871
3/31/2022	$12,611	$11,168
9/30/2022	$11,324	$10,138
3/31/2023	$11,828	$10,633
9/30/2023	$11,690	$10,203
3/31/2024	$12,806	$10,814
9/30/2024	$13,619	$11,383
3/31/2025	$13,757	$11,342
9/30/2025	$14,242	$11,711
3/31/2026	$14,349	$11,835

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
RiverNorth/DoubleLine Strategic Income Fund	6 months	1 Year	5 Year	10 Year
Class R	0.75%	4.30%	2.24%	3.68%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%

Holdings Count | Holding	1,306
Advisory Fees Paid, Amount	$ 4,219,429
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$995,345,275 # of Portfolio Holdings1,306 Portfolio Turnover Rate (Class R)24% Advisory Fees Paid$4,219,429
Holdings [Text Block]

STRATEGY ALLOCATION

As of March 31, 2026

(percentages are based on total investments)

Table Summary
Value	Value
DoubleLine Opportunistic Fixed Income	48.60%
DoubleLine Core Fixed Income	28.26%
Tactical Closed-End Fund Income Strategy (RiverNorth)	23.14%

SECTOR ALLOCATION

As of March 31, 2026

(percentages are based on net assets)

Table Summary
Value	Value
Agency MBS	24.37%
Non-Agency MBS	23.32%
Investment Co. Bonds	9.95%
CMBS	8.70%
High Yield	7.14%
US Government	6.53%
Investment Grade	4.41%
BDCs	3.82%
Cash	3.51%
Bank Loans	3.20%
Other	3.06%
Developed Foreign	1.23%
EM Debt	1.21%
Infrastructure	1.15%
Preferreds	0.50%
Muni/BAB	0.43%
Equity	0.10%
Convertibles	0.02%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000119956
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/OAKTREE HIGH INCOME FUND
Class Name	CLASS I
Trading Symbol	RNHIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnhix-rnotx/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class I	$67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
Line Graph [Table Text Block]
Table Summary
	Class I - $161,430	Bloomberg U.S. Aggregate Bond Index - $118,348	ICE BofAML Non-Financial Developed HY Constrained Index - $170,951	S&P UBS Leveraged Loan Index - $172,296
3/31/2016	$100,000	$100,000	$100,000	$100,000
9/30/2016	$108,048	$102,682	$110,241	$106,049
3/31/2017	$112,551	$100,441	$114,201	$109,742
9/30/2017	$115,727	$102,757	$121,074	$111,734
3/31/2018	$116,008	$101,649	$121,512	$114,832
9/30/2018	$118,296	$101,507	$123,608	$117,968
3/31/2019	$119,999	$106,203	$125,421	$118,653
9/30/2019	$124,031	$111,959	$129,021	$121,641
3/31/2020	$109,559	$115,691	$114,304	$107,369
9/30/2020	$124,008	$119,779	$132,749	$122,656
3/31/2021	$131,395	$116,513	$142,822	$129,669
9/30/2021	$134,614	$118,706	$147,042	$133,033
3/31/2022	$131,820	$111,675	$139,933	$133,847
9/30/2022	$121,107	$101,376	$120,986	$129,543
3/31/2023	$130,369	$106,333	$133,631	$136,688
9/30/2023	$133,935	$102,029	$135,983	$145,701
3/31/2024	$144,179	$108,139	$147,948	$153,640
9/30/2024	$151,555	$113,832	$158,156	$159,764
3/31/2025	$153,110	$113,416	$158,921	$164,421
9/30/2025	$161,154	$117,115	$170,999	$171,086
3/31/2026	$161,430	$118,348	$170,951	$172,296

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
RiverNorth/Oaktree High Income Fund	6 months	1 Year	5 Year	10 Year
Class I	0.17%	5.43%	4.20%	4.91%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
ICE BofAML Non-Financial Developed HY Constrained Index	-0.03%	7.57%	3.66%	5.51%
S&P UBS Leveraged Loan Index	0.71%	4.79%	5.85%	5.59%

Holdings Count | Holding	379
Advisory Fees Paid, Amount	$ 287,893
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$57,112,378 # of Portfolio Holdings379 Portfolio Turnover Rate (Class I)38% Advisory Fees Paid$287,893
Holdings [Text Block]

STRATEGY ALLOCATION

As of March 31, 2026

(percentages are based on total investments)

Table Summary
Value	Value
High Yield & Senior Loan Strategy (Oaktree)	91.10%
Tactical Closed-End Fund Income Strategy (RiverNorth)	9.53%

SECTOR ALLOCATION

As of March 31, 2026

(percentages are based on net assets)

Table Summary
Value	Value
High Yield	58.93%
Developed Foreign	26.25%
Cash	5.28%
BDCs	3.03%
Investment Co. Bonds	3.01%
Investment Grade	1.31%
Convertibles	1.22%
Other	0.22%
Equity	0.20%
Bank Loans	0.18%
SPACs	0.07%
Preferreds	0.02%
Muni/BAB	0.01%
EM Debt	0.01%
Agency MBS	0.01%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000119955
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/OAKTREE HIGH INCOME FUND
Class Name	CLASS R
Trading Symbol	RNOTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnhix-rnotx/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class R	$80	1.60%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
Line Graph [Table Text Block]
Table Summary
	Class R - $15,751	Bloomberg U.S. Aggregate Bond Index - $11,835	ICE BofAML Non-Financial Developed HY Constrained Index - $17,095	S&P UBS Leveraged Loan Index - $17,230
3/31/2016	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,793	$10,268	$11,024	$10,605
3/31/2017	$11,227	$10,044	$11,420	$10,974
9/30/2017	$11,531	$10,276	$12,107	$11,173
3/31/2018	$11,556	$10,165	$12,151	$11,483
9/30/2018	$11,757	$10,151	$12,361	$11,797
3/31/2019	$11,912	$10,620	$12,542	$11,865
9/30/2019	$12,297	$11,196	$12,902	$12,164
3/31/2020	$10,847	$11,569	$11,430	$10,737
9/30/2020	$12,264	$11,978	$13,275	$12,266
3/31/2021	$12,979	$11,651	$14,282	$12,967
9/30/2021	$13,283	$11,871	$14,704	$13,303
3/31/2022	$12,990	$11,168	$13,993	$13,385
9/30/2022	$11,919	$10,138	$12,099	$12,954
3/31/2023	$12,815	$10,633	$13,363	$13,669
9/30/2023	$13,150	$10,203	$13,598	$14,570
3/31/2024	$14,155	$10,814	$14,795	$15,364
9/30/2024	$14,844	$11,383	$15,816	$15,976
3/31/2025	$14,994	$11,342	$15,892	$16,442
9/30/2025	$15,744	$11,711	$17,100	$17,109
3/31/2026	$15,751	$11,835	$17,095	$17,230

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
RiverNorth/Oaktree High Income Fund	6 months	1 Year	5 Year	10 Year
Class R	-0.07%	5.04%	3.95%	4.65%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
ICE BofAML Non-Financial Developed HY Constrained Index	-0.03%	7.57%	3.66%	5.51%
S&P UBS Leveraged Loan Index	0.71%	4.79%	5.85%	5.59%

Holdings Count | Holding	379
Advisory Fees Paid, Amount	$ 287,893
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$57,112,378 # of Portfolio Holdings379 Portfolio Turnover Rate (Class R)38% Advisory Fees Paid$287,893
Holdings [Text Block]

STRATEGY ALLOCATION

As of March 31, 2026

(percentages are based on total investments)

Table Summary
Value	Value
High Yield & Senior Loan Strategy (Oaktree)	91.10%
Tactical Closed-End Fund Income Strategy (RiverNorth)	9.53%

SECTOR ALLOCATION

As of March 31, 2026

(percentages are based on net assets)

Table Summary
Value	Value
High Yield	58.93%
Developed Foreign	26.25%
Cash	5.28%
BDCs	3.03%
Investment Co. Bonds	3.01%
Investment Grade	1.31%
Convertibles	1.22%
Other	0.22%
Equity	0.20%
Bank Loans	0.18%
SPACs	0.07%
Preferreds	0.02%
Muni/BAB	0.01%
EM Debt	0.01%
Agency MBS	0.01%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.